Financial Liabilities - Movement in Senior Unsecured Notes (Details) - EUR (€) € in Thousands		12 Months Ended
	Apr. 18, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Borrowings
Translation differences		€ 11,472	€ (8,916)	€ 12,140
Senior Unsecured Notes
Borrowings
Nominal amount, beginning balance		948,677	918,527
Refinancing		(108,597)
Repayments		(26,618)
Translation differences		(30,656)	30,150
Nominal amount, ending balance	€ 1,000,000	€ 1,000,000	€ 948,677	€ 918,527